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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment [ ]; Amendment Number: _____________

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    First Reserve GP XI, L.P.

Address: One Lafayette Place, 3rd Floor
         Greenwich, CT 06830

13F File Number: 28-14889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Anne E. Gold*

Title:   Chief Compliance Officer, Secretary

Phone:   203-625-2536


Signature, Place, and Date of Signing:

/s/ Anne E. Gold                Greenwich, CT                8/13/2012
-----------------------    ------------------------    -----------------------
      [Signature]               [City, State]                  [Date]

* The general partner of First Reserve GP XI, L.P. is First Reserve GP XI, Inc. Anne E. Gold is the Chief Compliance Officer, Secretary of First Reserve GP XI, Inc.

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number       Name

    28-14890                   First Reserve GP XI, Inc.

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